Note 5 - Accrued Expenses and Other Current Liabilities-10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
(In thousands)	September 30, 2024	December 31, 2023
Accrued litigation and settlements	$130	$448
Accrued compensation	1,116	865
Accrued consulting and outside services	420	360
Total	$1,666	$1,673

	December 31, 2023	December 31, 2022
Accrued litigation	$447,500	$—
Accrued compensation	864,900	668,700
Accrued consulting and outside services	361,000	212,900
Total	$1,673,400	$881,600